Revenues and geographic information (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net sales to third parties	$ 14,408	$ 14,054	$ 27,521	$ 27,287
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		1.00%
Net sales, change in %, cc	1.00%		(2.00%)
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,781		$ 22,537
Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		1.00%
Net sales, change in %, cc	1.00%		(2.00%)
Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,688	2,655	$ 3,461	5,173
Cardiovascular, renal and metabolic [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(36.00%)		(33.00%)
Net sales, change in %, cc	(37.00%)		(35.00%)
Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,181	2,357	$ 2,486	4,618
Cardiovascular, renal and metabolic [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(50.00%)		(46.00%)
Net sales, change in %, cc	(51.00%)		(48.00%)
Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 480	298	$ 932	555
Cardiovascular, renal and metabolic [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	61.00%		68.00%
Net sales, change in %, cc	59.00%		64.00%
Cardiovascular, renal and metabolic [member] | Vanrafia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 27		$ 43
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,181		$ 2,486
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(50.00%)		(46.00%)
Net sales, change in %, cc	(51.00%)		(48.00%)
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 480		$ 932
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	61.00%		68.00%
Net sales, change in %, cc	59.00%		64.00%
Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,780	2,549	$ 5,246	4,958
Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		6.00%
Net sales, change in %, cc	8.00%		3.00%
Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,824	1,629	$ 3,390	3,163
Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		7.00%
Net sales, change in %, cc	10.00%		5.00%
Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 550	477	$ 1,025	896
Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		14.00%
Net sales, change in %, cc	15.00%		13.00%
Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 342	443	$ 730	899
Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(23.00%)		(19.00%)
Net sales, change in %, cc	(25.00%)		(22.00%)
Immunology [member] | Rhapsido [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 64		$ 101
Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,824		$ 3,390
Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		7.00%
Net sales, change in %, cc	10.00%		5.00%
Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 550		$ 1,025
Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		14.00%
Net sales, change in %, cc	15.00%		13.00%
Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 342		$ 730
Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(23.00%)		(19.00%)
Net sales, change in %, cc	(25.00%)		(22.00%)
Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,877	1,457	$ 3,438	2,759
Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	29.00%		25.00%
Net sales, change in %, cc	28.00%		22.00%
Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,424	1,077	$ 2,588	1,976
Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		31.00%
Net sales, change in %, cc	32.00%		29.00%
Neuroscience [member] | Zolgensma Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 365	297	$ 667	624
Neuroscience [member] | Zolgensma Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		7.00%
Net sales, change in %, cc	20.00%		3.00%
Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 88	83	$ 183	159
Neuroscience [member] | Aimovig [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		15.00%
Net sales, change in %, cc	3.00%		8.00%
Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,424		$ 2,588
Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		31.00%
Net sales, change in %, cc	32.00%		29.00%
Neuroscience [member] | Top 20 products [member] | Zolgensma Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 365		$ 667
Neuroscience [member] | Top 20 products [member] | Zolgensma Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		7.00%
Net sales, change in %, cc	20.00%		3.00%
Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,515	3,353	$ 8,536	6,236
Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		37.00%
Net sales, change in %, cc	34.00%		34.00%
Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,695	1,177	$ 3,211	2,133
Oncology [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	44.00%		51.00%
Net sales, change in %, cc	43.00%		48.00%
Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 651	454	$ 1,293	825
Oncology [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	43.00%		57.00%
Net sales, change in %, cc	43.00%		55.00%
Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 576	524	$ 1,133	1,016
Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	8.00%		6.00%
Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 581	573	$ 1,074	1,125
Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		(5.00%)
Net sales, change in %, cc	0.00%		(7.00%)
Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 562	298	$ 995	536
Oncology [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	89.00%		86.00%
Net sales, change in %, cc	89.00%		85.00%
Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225	207	$ 436	400
Oncology [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	8.00%		8.00%
Oncology [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225	120	$ 394	201
Net sales, change in %	88.00%		96.00%
Net sales, change in %, cc	88.00%		94.00%
Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,695		$ 3,211
Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	44.00%		51.00%
Net sales, change in %, cc	43.00%		48.00%
Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 651		$ 1,293
Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	43.00%		57.00%
Net sales, change in %, cc	43.00%		55.00%
Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 576		$ 1,133
Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	8.00%		6.00%
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 581		$ 1,074
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		(5.00%)
Net sales, change in %, cc	0.00%		(7.00%)
Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 562		$ 995
Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	89.00%		86.00%
Net sales, change in %, cc	89.00%		85.00%
Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225		$ 436
Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	8.00%		8.00%
Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225		$ 394
Oncology [member] | Top 20 products [member] | Fabhalta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	88.00%		96.00%
Net sales, change in %, cc	88.00%		94.00%
Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,548	4,040	$ 6,840	8,161
Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(16.00%)
Net sales, change in %, cc	(14.00%)		(19.00%)
Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 302	303	$ 589	620
Established Brands [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(5.00%)
Net sales, change in %, cc	(1.00%)		(7.00%)
Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191	191	$ 394	370
Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		6.00%
Net sales, change in %, cc	(3.00%)		2.00%
Established Brands [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 179	502	$ 363	1,048
Established Brands [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(64.00%)		(65.00%)
Net sales, change in %, cc	(65.00%)		(66.00%)
Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 160	154	$ 310	304
Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		2.00%
Net sales, change in %, cc	2.00%		(2.00%)
Established Brands [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 142	327	$ 297	704
Established Brands [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(57.00%)		(58.00%)
Net sales, change in %, cc	(58.00%)		(59.00%)
Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 126	173	$ 230	362
Established Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(36.00%)
Net sales, change in %, cc	(30.00%)		(40.00%)
Established Brands [member] | Myfortic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 105	102	$ 216	201
Established Brands [member] | Myfortic [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		7.00%
Net sales, change in %, cc	0.00%		4.00%
Established Brands [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 123	111	$ 204	211
Established Brands [member] | Piqray/Vijoice [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		(3.00%)
Net sales, change in %, cc	10.00%		(4.00%)
Established Brands [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 88	99	$ 169	199
Established Brands [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(15.00%)
Net sales, change in %, cc	(10.00%)		(16.00%)
Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 472	276	$ 824	619
Established Brands [member] | Contract manufacturing [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	71.00%		33.00%
Net sales, change in %, cc	68.00%		27.00%
Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,660	1,802	$ 3,244	3,523
Established Brands [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(8.00%)
Net sales, change in %, cc	(9.00%)		(11.00%)
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 302		$ 589
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(5.00%)
Net sales, change in %, cc	(1.00%)		(7.00%)
Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191		$ 394
Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		6.00%
Net sales, change in %, cc	(3.00%)		2.00%
Established Brands [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 179		$ 363
Established Brands [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(64.00%)		(65.00%)
Net sales, change in %, cc	(65.00%)		(66.00%)
Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 160		$ 310
Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		2.00%
Net sales, change in %, cc	2.00%		(2.00%)
Established Brands [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 142		$ 297
Established Brands [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(57.00%)		(58.00%)
Net sales, change in %, cc	(58.00%)		(59.00%)
Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 126		$ 230
Established Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(36.00%)
Net sales, change in %, cc	(30.00%)		(40.00%)
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,954	$ 6,249	$ 10,913	$ 11,961
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(9.00%)
Net sales, change in %, cc	(5.00%)		(9.00%)
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,333		$ 9,792
US | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(10.00%)
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties			$ 70
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %			(97.00%)
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 214		$ 380
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	55.00%		43.00%
US | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,069		$ 1,839
US | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		6.00%
US | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 315		$ 561
US | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		17.00%
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 942		$ 1,666
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		28.00%
US | Neuroscience [member] | Top 20 products [member] | Zolgensma Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 152		$ 269
US | Neuroscience [member] | Top 20 products [member] | Zolgensma Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	58.00%		20.00%
US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,045		$ 1,970
US | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		47.00%
US | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 493		$ 999
US | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	38.00%		55.00%
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 197		$ 367
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(20.00%)		(19.00%)
US | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 369		$ 655
US | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	93.00%		90.00%
US | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 163		$ 314
US | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
US | Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 124		$ 223
US | Oncology [member] | Top 20 products [member] | Fabhalta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	63.00%		74.00%
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 177		$ 339
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(12.00%)
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties			$ 2
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %			(33.00%)
US | Established Brands [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 39		$ 64
US | Established Brands [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(83.00%)		(88.00%)
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6		$ 16
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(20.00%)
US | Established Brands [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 30		$ 58
US | Established Brands [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(81.00%)		(84.00%)
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,454		$ 16,608
Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		8.00%
Net sales, change in %, cc	6.00%		4.00%
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,448		$ 12,745
Rest of the world [member] | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		11.00%
Net sales, change in %, cc	8.00%		6.00%
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,183		$ 2,416
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		9.00%
Net sales, change in %, cc	3.00%		5.00%
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 266		$ 552
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	66.00%		90.00%
Net sales, change in %, cc	63.00%		83.00%
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 755		$ 1,551
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	3.00%		3.00%
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 235		$ 464
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		11.00%
Net sales, change in %, cc	8.00%		7.00%
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 342		$ 730
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(23.00%)		(19.00%)
Net sales, change in %, cc	(25.00%)		(22.00%)
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 482		$ 922
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		36.00%
Net sales, change in %, cc	30.00%		31.00%
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 213		$ 398
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		0.00%
Net sales, change in %, cc	2.00%		(6.00%)
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 650		$ 1,241
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	52.00%		56.00%
Net sales, change in %, cc	49.00%		49.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 158		$ 294
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	65.00%		63.00%
Net sales, change in %, cc	62.00%		55.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 576		$ 1,133
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	8.00%		6.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 384		$ 707
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		5.00%
Net sales, change in %, cc	15.00%		1.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 193		$ 340
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	80.00%		78.00%
Net sales, change in %, cc	82.00%		76.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 62		$ 122
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		10.00%
Net sales, change in %, cc	6.00%		5.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 101		$ 171
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Fabhalta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	130.00%		134.00%
Net sales, change in %, cc	130.00%		128.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 125		$ 250
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		6.00%
Net sales, change in %, cc	7.00%		2.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191		$ 392
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		7.00%
Net sales, change in %, cc	(3.00%)		2.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 140		$ 299
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(49.00%)		(44.00%)
Net sales, change in %, cc	(50.00%)		(46.00%)
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 154		$ 294
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	3.00%		0.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 112		$ 239
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(32.00%)		(31.00%)
Net sales, change in %, cc	(34.00%)		(34.00%)
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 126		$ 230
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(36.00%)
Net sales, change in %, cc	(30.00%)		(40.00%)